Business combination (Details 24) - Nov. 01, 2022 - NTERSOL Group R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)
Consideration transferred
Cash	R$ 418,007
(+) Estimated price adjustment	775
Retained amount (note 18)	75,096	$ 14,582
Share-based payment – vested immediately (note 22.c)	170,774
Total consideration transferred (note 9.4.d)	R$ 664,652